Investment in equity investees (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of condensed financial information of the Group's equity investments

	For the year ended December 31,
	2020	2021	2022
	(RMB in millions)
Revenues	140,263	145,582	160,554
Gross profit	45,590	39,736	47,369
Income/(loss) from operations	5,157	1,877	(2,158)
Net income/(loss)	2,680	(250)	(1,583)
Net income/(loss) attributable to ordinary shareholders	3,292	675	(1,327)

	As of December 31,
	2021	2022

	(RMB in millions)
Current assets	150,304	149,946
Non-current assets	140,872	142,288
Current liabilities	109,790	116,158
Non-current liabilities	49,919	54,494
Non-controlling interests	973	623

Yonghui Group
Schedule of investment accounted for using equity method
Investment in Yonghui is accounted for using the equity method with the investment cost allocated as follows:

	As of December 31,
	2021	2022

	(RMB in millions)
Carrying value of investment in Yonghui’s ordinary shares	4,592	4,056
Proportionate share of Yonghui’s net tangible and intangible assets	2,225	1,768

Positive basis difference	2,367	2,288

Positive basis difference has been assigned to:
Goodwill (*)	1,111	1,111
Amortizable intangible assets (**)	1,674	1,569
Deferred tax liabilities	(418)	(392)

	2,367	2,288

(*)
In the third quarter of 2021, the Group conducted impairment assessments on its investment in Yonghui considering the duration and severity of the decline of Yonghui’s stock price after the investment, and concluded the decline in fair value of the investment was other-than-temporary. Accordingly, the Group recorded impairment charges of RMB1,492 million, to write down the carrying value of its investment in Yonghui to its fair value, based on quoted closing prices of Yonghui as of September 30, 2021.

(**)	As of December 31, 2022, the weighted average remaining life of the amortizable intangible assets not included in Yonghui’s consolidated financial statements was 13 years.

Dada Group
Schedule of investment accounted for using equity method

As of December 31, 2021
(RMB in millions)
Carrying value of investment in Dada’s ordinary shares	6,075
Proportionate share of Dada’s net tangible and intangible assets	2,136

Positive basis difference	3,939

Positive basis difference has been assigned to:
Goodwill	3,893
Amortizable intangible assets	61
Deferred tax liabilities	(15)

3,939

ATRenew
Schedule of investment accounted for using equity method
The investment in ATRenew is accounted for using the equity method with the investment cost allocated as follows:

	As of December 31,
	2021	2022

	(RMB in millions)

Carrying value of investment in ATRenew’s ordinary shares	2,832	1,449
Proportionate share of ATRenew’s net tangible and intangible assets	2,209	2,080

Positive/(negative) basis difference	623	(631)

Positive/(negative) basis difference has been assigned to:
Goodwill (*)	35	—
Amortizable intangible assets (**)	784	(450)
Deferred tax liabilities	(196)	(181)

	623	(631)

(*)
In the fourth quarter of 2021 and the second quarter of 2022, the Group conducted impairment assessments on its investment in ATRenew considering the duration and severity of the decline of ATRenew’s stock price after the investment, and concluded the decline in fair value of the investment was other-than-temporary. Accordingly, the Group recorded impairment charges of RMB3,909 million and RMB1,191 million, respectively, to write down the carrying value of its investment in ATRenew to its fair value, based on quoted closing prices of ATRenew as of December 31, 2021 and June 30, 2022, respectively.

(**)
As of December 31, 2022, the negative basis difference between carrying value of investment in ATRenew and proportionate share of ATRenew’s net tangible and intangible assets was RMB631 million. This difference would not be amortized.